INCOME TAXES - Summary of movements of valuation allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Balance at beginning of the period	¥ 1,332,885	¥ 573,565	¥ 40,352
Acquisitions	6,668	0	4,987
Additions	11,514	759,320	529,915
Reversal	0	0	(1,689)
Balance at end of the period	¥ 1,351,067	¥ 1,332,885	¥ 573,565